Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2024	Jan. 29, 2023	Jan. 30, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(6)	Non-GAAP EPS(7)
					Total Stockholder Return(5)	Peer Group Total Stockholder Return(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$23,696,540	$65,270,818	$6,238,565	$13,793,742	$325.16	$162.21	$950	$14.85
2022	$17,322,255	$(163,581)	$5,596,435	$(3,488,288)	$192.77	$125.62	$1,128	$16.54
2021	$21,324,327	$78,793,201	$6,411,575	$15,913,266	$229.91	$153.61	$1,126	$14.85
2020	$24,133,526	$87,708,139	$6,296,302	$17,033,486	$188.41	$141.39	$681	$9.04

Company Selected Measure Name	Non-GAAP EPS
Named Executive Officers, Footnote
(1) The following table lists the PEO and non-PEO NEOs for each of fiscal years 2023, 2022, 2021, and 2020.

Year	PEO	Non-PEO NEOs
2023	Laura Alber	Jeff Howie, Marta Benson, David King, and Karalyn Smith
2022	Laura Alber	Jeff Howie, Marta Benson, David King, Alex Bellos, and Julie Whalen
2021	Laura Alber	Julie Whalen, Alex Bellos, Marta Benson, and Ryan Ross
2020	Laura Alber	Julie Whalen, Alex Bellos, Marta Benson, and Ryan Ross

Peer Group Issuers, Footnote
(5) In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total stockholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on January 31, 2021, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the S&P 500 Consumer Discretionary Distribution and Retail industry index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended January 28, 2024.

PEO Total Compensation Amount	$ 23,696,540	$ 17,322,255	$ 21,324,327	$ 24,133,526
PEO Actually Paid Compensation Amount	$ 65,270,818	(163,581)	78,793,201	87,708,139
Adjustment To PEO Compensation, Footnote
(2) The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to the Summary Compensation Table for additional information).
(3) The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Ms. Alber in accordance with the Pay Versus Performance Rules:

		Equity Award Adjustments							Compensation Actually Paid to PEO
Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value
2023	$23,696,540	$(13,999,878)	$38,529,195	$19,637,693	—	$(2,592,732)	—	—	$65,270,818
2022	$17,322,255	$(11,999,916)	$9,258,310	$(12,970,739)	—	$(1,773,491)	—	—	$(163,581)
2021	$21,324,327	$(11,999,857)	$21,522,305	$31,916,002	—	$16,030,424	—	—	$78,793,201
2020	$24,133,526	$(17,350,601)	$31,411,874	$52,231,773	—	$(2,718,433)	—	—	$87,708,139

Non-PEO NEO Average Total Compensation Amount	$ 6,238,565	5,596,435	6,411,575	6,296,302
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,793,742	(3,488,288)	15,913,266	17,033,486
Adjustment to Non-PEO NEO Compensation Footnote
(4) The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules.

		Equity Award Adjustments							Average Compensation Actually Paid to Non-PEO NEOs
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value
2023	$6,238,565	$(4,062,400)	$7,798,414	$4,015,120	—	$(195,957)	—	—	$13,793,742
2022	$5,596,435	$(3,899,851)	$1,978,459	$(984,095)	—	$(252,583)	$(5,926,653)	—	$(3,488,288)
2021	$6,411,575	$(3,062,327)	$4,943,199	$5,227,599	—	$2,393,220	—	—	$15,913,266
2020	$6,296,302	$(3,644,105)	$7,525,673	$7,266,557	—	$(410,941)	—	—	$17,033,486

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Non-GAAP EPS
Total Shareholder Return Vs Peer Group	Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Tabular List, Table

Most Important Performance Measures
Non-GAAP EPS
Revenue (3-year CAGR)
EPS (3-year CAGR)
Operating Cash Flow (3-year average)
ROIC (3-year average)

Total Shareholder Return Amount	$ 325.16	192.77	229.91	188.41
Peer Group Total Shareholder Return Amount	162.21	125.62	153.61	141.39
Net Income (Loss)	$ 950,000,000	$ 1,128,000,000	$ 1,126,000,000	$ 681,000,000
Company Selected Measure Amount	14.85	16.54	14.85	9.04
PEO Name	Laura Alber	Laura Alber	Laura Alber	Laura Alber
Additional 402(v) Disclosure
(6) The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(7) We have determined that Non-GAAP EPS, is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for fiscal year 2023, to Company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules). Non-GAAP EPS means the Company’s diluted earnings per share, exclusive of certain items as described below. Diluted earnings per share is computed as net earnings. exclusive of certain items as described below, divided by the weighted average number of common shares outstanding plus common stock equivalents for the period. Common stock equivalents consist of shares subject to stock-based awards with exercise prices less than or equal to the average market price of our common stock for the period, to the extent their inclusion would be dilutive. Non-GAAP adjustments may vary from year to year, but for the years included herein consist of the following: reduction-in-force initiatives, exit costs associated with our West Coast manufacturing facility and
	Aperture, impairment charges for certain hardware and software and goodwill of Aperture, expenses related to the acquisition and operations of Outward, Inc., employment-related expense, tax legislation, a deferred tax asset and liability adjustment, impact of inventory write-offs, and impairment and early termination charges. We use achievement of Non-GAAP EPS performance to fund our Bonus Plan and allocate awards to reflect brand and operational performance. A reconciliation of the GAAP to non-GAAP diluted earnings per share may be found on page 10 in Exhibit 99.1 to our Form 8-K filed with the Securities and Exchange Commission on March 13, 2024, which is incorporated herein by reference.
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue (3-year CAGR)
Measure:: 3
Pay vs Performance Disclosure
Name	EPS (3-year CAGR)
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Cash Flow (3-year average)
Measure:: 5
Pay vs Performance Disclosure
Name	ROIC (3-year average)
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,999,878)	$ (11,999,916)	$ (11,999,857)	$ (17,350,601)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	38,529,195	9,258,310	21,522,305	31,411,874
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	19,637,693	(12,970,739)	31,916,002	52,231,773
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(2,592,732)	(1,773,491)	16,030,424	(2,718,433)
PEO | Additions for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings, Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,062,400)	(3,899,851)	(3,062,327)	(3,644,105)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	7,798,414	1,978,459	4,943,199	7,525,673
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	4,015,120	(984,095)	5,227,599	7,266,557
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(195,957)	(252,583)	2,393,220	(410,941)
Non-PEO NEO | Additions for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	(5,926,653)	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings, Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0	$ 0